Loan Payable - Schedule of Maturities of Loan Payments (Details)	Sep. 30, 2020 USD ($)
Debt Disclosure [Abstract]
2021 (Remainder)	$ 5,938
2022	12,212
2023	12,699
2024	13,231
2025	13,762
Thereafter	16,766
Total	$ 74,608